UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21229
Eaton Vance Insured New Jersey Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2007

Item 1. Schedule of Investments

Eaton Vance Insured New Jersey Municipal Bond Fund                                                                as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 185.2%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 11.3%
$100	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$100,593
180	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	180,047
150	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	153,346
1,300	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,376,544
610	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	624,280
575	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	604,888
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	255,060
600	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	602,376
600	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	599,586
		$4,496,720
Insured-Escrowed / Prerefunded — 43.5%
$1,500	Bordentown Regional School District Board of Education, (FGIC), Prerefunded to 1/15/12, 5.00%, 1/15/30 (1)	$1,575,870
1,250	Jersey City, (FSA), Prerefunded to 9/1/11, 5.25%, 9/1/23	1,333,512
2,405	Lafayette Yard Community Development Corporation, (Hotel and Conference Center), (FGIC), Prerefunded to 4/1/11, 5.00%, 4/1/35 (3)	2,493,480
1,200	New Jersey Economic Development Authority, (School Facilities), (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/33	1,255,332
1,000	New Jersey Educational Facilities Authority, (Kean University), (FGIC), Prerefunded to 7/1/13, 5.00%, 7/1/28	1,053,190
1,500	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), Prerefunded to 7/1/13, 5.125%, 7/1/30	1,589,715
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Prerefunded to 1/1/14, 5.00%, 1/1/37	1,583,850
800	Newark, Housing Authority, (Newark Marine Terminal), (MBIA), Prerefunded to 1/1/14, 5.00%, 1/1/23	844,720
650	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/33	687,063
4,645	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (2)	4,874,446
		$17,291,178
Insured-General Obligations — 34.7%
$2,260	Bayonne, (FSA), 0.00%, 7/1/22	$1,150,566
2,415	Bayonne, (FSA), 0.00%, 7/1/23	1,168,063

$1,000	Bordentown Regional School District Board of Education, (MBIA), 4.25%, 1/15/33	$938,980
250	Egg Harbor Township School District, (FSA), 3.50%, 4/1/28	213,017
2,000	Hudson County Improvement Authority, (MBIA), 0.00%, 12/15/38	438,800
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	2,266,330
2,960	Jackson Township, School District, (MBIA), 2.50%, 6/15/27	2,141,234
530	Madison Borough, Board of Education, (MBIA), 4.75%, 7/15/35	536,174
350	Monroe Township Board of Education Middlesex County, (MBIA), 4.50%, 4/1/33	341,372
275	Nutley, School District (MBIA), 4.50%, 7/15/28 (4)	273,699
295	Nutley, School District (MBIA), 4.50%, 7/15/29 (4)	293,563
310	Nutley, School District (MBIA), 4.75%, 7/15/30 (4)	316,327
410	Nutley, School District (MBIA), 4.75%, 7/15/31 (4)	418,036
430	Nutley, School District (MBIA), 4.75%, 7/15/32 (4)	438,252
1,000	Old Bridge Township Board of Education, (MBIA), 4.375%, 7/15/32	961,980
500	Sparta Township Board of Education, (FSA), 4.30%, 2/15/33	478,985
1,500	Sparta Township School District, (FSA), 4.30%, 2/15/34	1,435,470
		$13,810,848
Insured-Hospital — 11.4%
$825	New Jersey Health Care Facilities Financing Authority, (Central State Medical Center), (AGC), 4.50%, 7/1/37	$795,391
2,750	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (MBIA), 5.00%, 8/1/31	2,813,690
900	New Jersey Health Care Facilities Financing Authority, (Jersey City Medical Center), (AMBAC), 5.00%, 8/1/41	912,609
		$4,521,690
Insured-Lease Revenue / Certificates of Participation — 15.7%
$445	Gloucester County Improvements Authority, (MBIA), 4.75%, 9/1/30	$449,628
610	Hudson County Improvement Authority, (FSA), 4.50%, 4/1/35 (4)	593,463
265	Lafayette Yard Community Development Corporation, (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35	269,834
1,250	Middlesex County, (MBIA), 5.00%, 8/1/31	1,271,888
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (2)	830,870
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36 (2)	2,331,480
475	University of New Jersey Medicine and Dentistry, Certificates of Participation, (MBIA), 5.00%, 6/15/36	489,478
		$6,236,641
Insured-Pooled Loans — 7.4%
$2,850	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27 (2)	$2,925,430
		$2,925,430

Insured-Private Education — 0.7%
$250	New Jersey Educational Facilities Authority, (Kean University), (FGIC), 5.00%, 7/1/39	$260,205
		$260,205
Insured-Public Education — 15.8%
$1,150	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/27	$1,092,673
425	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/31	400,801
700	New Jersey Educational Facilities Authority, (Rowan University), (MBIA), 4.50%, 7/1/31	684,411
3,990	University of New Jersey Medicine and Dentistry, (AMBAC), 5.00%, 4/15/32	4,097,052
		$6,274,937
Insured-Sewer Revenue — 5.1%
$1,570	Passaic Valley, Sewer Commissioners, (FGIC), 2.50%, 12/1/32	$1,072,577
2,500	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/27	968,050
		$2,040,627
Insured-Transportation — 18.6%
$490	Morristown Parking Authority, (MBIA), 4.50%, 8/1/37 (4)	$476,207
500	Newark Housing Authority, (Newark Redevelopment Project), (MBIA), 4.375%, 1/1/37	474,205
3,875	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27 (2)	4,003,910
350	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	359,954
2,000	South Jersey, Transportation Authority, (FGIC), 5.00%, 11/1/33	2,067,480
		$7,381,756
Insured-Water and Sewer — 5.1%
$4,500	Middlesex County Improvements Authority Utilities System, (Perth Amboy), (AMBAC), 0.00%, 9/1/24 (3)	$2,043,585
		$2,043,585
Private Education — 3.2%
$1,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	$1,288,250
		$1,288,250
Senior Living / Life Care — 1.5%
$600	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	$603,966
		$603,966

Special Tax Revenue — 3.3%
$500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$522,840
750	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	795,270
		$1,318,110
Transportation — 7.9%
$1,250	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,290,113
1,825	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,870,096
		$3,160,209
Total Tax-Exempt Investments — 185.2% (identified cost $71,562,802)		$73,654,152
Other Assets, Less Liabilities — (28.6)%		$(11,370,237)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.6)%		$(22,508,602)
Net Assets Applicable to Common Shares — 100.0%		$39,775,313

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 85.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 24.7% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(4)	When-issued security.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
9/07	44 U.S. Treasury Bond	Short	$(4,802,721)	$(4,741,000)	$61,721

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$1,600,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$54,879
Merrill Lynch Capital Services, Inc.	$1,600,000	4.006%	USD-BMA Municipal Swap Index	August 7, 2007/ August 7, 2037	$65,278
Lehman Brothers, Inc.	$1,525,000	5.956%	3 month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(25,393)
					$94,764

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$62,033,104
Gross unrealized appreciation	$2,369,947
Gross unrealized depreciation	(328,899)
Net unrealized appreciation	$2,041,048

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New Jersey Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	August 27, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 27, 2007